Annual Total Returns [BarChart] - 1290 Retirement 2020 Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	(3.28%)
Annual Return 2019	16.83%
Annual Return 2020	6.94%